Variable Interest and Securitization Entities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Securitized Assets

The following table summarizes the total securitized assets as of December 31:

(Amounts in millions)	2012	2011
Receivables secured by:
Other assets	$151	$157

Total securitized assets not required to be consolidated	151	157

Total securitized assets required to be consolidated	424	487

Total securitized assets	$575	$644

Schedule of Variable Interest Entities

The following table shows the assets and liabilities that were recorded for the consolidated securitization entities as of December 31:

(Amounts in millions)	2012	2011
Assets
Investments:
Restricted commercial mortgage loans	$341	$411
Restricted other invested assets:
Trading securities	393	376
Other	—	1

Total restricted other invested assets	393	377

Total investments	734	788
Cash and cash equivalents	1	3
Accrued investment income	2	1

Total assets	$737	$792

Liabilities
Other liabilities:
Derivative liabilities	$131	$206
Other liabilities	2	4

Total other liabilities	133	210
Borrowings related to securitization entities	336	396

Total liabilities	$469	$606

Schedule of Income Statement Activity Related to Variable Interest Entities

The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entities for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Revenues:
Net investment income:
Restricted commercial mortgage loans	$29	$40	$39
Restricted other invested assets	4	—	2

Total net investment income	33	40	41

Net investment gains (losses):
Trading securities	23	12	8
Derivatives	72	(62)	(19)
Commercial mortgage loans	—	—	(1)
Borrowings related to securitization entities recorded at fair value	(14)	3	9

Total net investment gains (losses)	81	(47)	(3)

Other income	1	—	—

Total revenues	115	(7)	38

Expenses:
Interest expense	21	26	29
Acquisition and operating expenses	1	1	1

Total expenses	22	27	30

Income (loss) before income taxes	93	(34)	8
Provision (benefit) for income taxes	33	(12)	3

Net income (loss)	$60	$(22)	$5

Borrowings Related to Consolidated Securitization Entities

Borrowings related to securitization entities were as follows as of December 31:

	2012			2011
(Amounts in millions)	Principal amount		Carrying value	Principal amount		Carrying value
GFCM LLC, due 2035, 5.2541%	$97		$97	$147		$147
GFCM LLC, due 2035, 5.7426%	113		113	113		113
Genworth Special Purpose Two, LLC, due 2023, 6.0175%	65		65	88		88
Marvel Finance 2007-1 LLC, due 2017 (1), (3)	—		—	3		—
Marvel Finance 2007-4 LLC, due 2017 (1), (3)	12		7	12		6
Genworth Special Purpose Five, LLC, due 2040 (1), (3)	NA	(2)	54	NA	(2)	42

Total	$287		$336	$363		$396

(1)	Accrual of interest based on three-month LIBOR that resets every three months plus a fixed margin.
(2)	Principal amount not applicable. Notional balance was $117 million.
(3)	Carrying value represents fair value as a result of electing fair value option for these liabilities.